Quarterly Holdings Report
for

Fidelity® Series All-Sector Equity Fund

April 30, 2020

ASE-QTLY-0620
1.884782.108

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	244,200	$7,440,774
Entertainment - 2.4%
Activision Blizzard, Inc.	366,021	23,326,518
Electronic Arts, Inc. (a)	47,800	5,461,628
Live Nation Entertainment, Inc. (a)	11,800	529,466
Netflix, Inc. (a)	50,700	21,286,395
Take-Two Interactive Software, Inc. (a)	12,100	1,464,705
The Walt Disney Co.	189,117	20,453,004
World Wrestling Entertainment, Inc. Class A (b)	18,100	804,907
		73,326,623
Interactive Media & Services - 6.2%
Alphabet, Inc.:
Class A (a)	5,000	6,733,500
Class C (a)	67,966	91,663,026
Facebook, Inc. Class A (a)	413,100	84,565,701
IAC/InterActiveCorp (a)	21,000	4,693,080
TripAdvisor, Inc.	12,500	249,625
		187,904,932
Media - 0.6%
Altice U.S.A., Inc. Class A (a)	133,600	3,469,592
Comcast Corp. Class A	241,848	9,100,740
Discovery Communications, Inc. Class A (a)	37,100	831,782
Interpublic Group of Companies, Inc.	40,500	687,690
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	32,600	1,049,394
Liberty SiriusXM Series A (a)	33,700	1,136,027
Nexstar Broadcasting Group, Inc. Class A	10,000	700,400
ViacomCBS, Inc. Class B	129,592	2,236,758
		19,212,383
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	219,074	19,234,697

TOTAL COMMUNICATION SERVICES		307,119,409

CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.2%
Aptiv PLC	106,000	7,372,300
Automobiles - 0.7%
Tesla, Inc. (a)	26,500	20,719,820
Diversified Consumer Services - 0.2%
Service Corp. International	154,500	5,676,330
Hotels, Restaurants & Leisure - 1.3%
Las Vegas Sands Corp.	171,300	8,225,826
McDonald's Corp.	174,900	32,804,244
		41,030,070
Household Durables - 0.2%
Lennar Corp. Class A	107,200	5,367,504
Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc. (a)	45,920	113,606,080
The Booking Holdings, Inc. (a)	10,790	15,975,350
		129,581,430
Leisure Products - 0.2%
Hasbro, Inc.	95,300	6,881,613
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	121,700	9,695,839
Specialty Retail - 2.3%
Burlington Stores, Inc. (a)	58,160	10,625,250
The Home Depot, Inc.	155,679	34,222,915
TJX Companies, Inc.	303,196	14,871,764
Ulta Beauty, Inc. (a)	50,300	10,961,376
		70,681,305
Textiles, Apparel & Luxury Goods - 0.9%
Columbia Sportswear Co.	82,200	5,991,558
NIKE, Inc. Class B	228,000	19,877,040
		25,868,598

TOTAL CONSUMER DISCRETIONARY		322,874,809

CONSUMER STAPLES - 6.8%
Beverages - 2.3%
Keurig Dr. Pepper, Inc.	248,943	6,587,032
Monster Beverage Corp. (a)	109,898	6,792,795
PepsiCo, Inc.	274,500	36,313,605
The Coca-Cola Co.	439,000	20,145,710
		69,839,142
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	68,300	20,694,900
Kroger Co.	197,800	6,252,458
Sysco Corp.	93,000	5,233,110
U.S. Foods Holding Corp. (a)	11,100	238,650
Walmart, Inc.	194,600	23,653,630
		56,072,748
Food Products - 0.7%
Lamb Weston Holdings, Inc.	62,700	3,847,272
Mondelez International, Inc.	310,700	15,982,408
		19,829,680
Household Products - 1.5%
Church & Dwight Co., Inc.	52,200	3,653,478
Energizer Holdings, Inc.	42,100	1,640,216
Procter & Gamble Co.	350,100	41,266,287
		46,559,981
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	53,400	9,419,760
Tobacco - 0.2%
Altria Group, Inc.	170,130	6,677,603

TOTAL CONSUMER STAPLES		208,398,914

ENERGY - 2.9%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	181,200	2,527,740
Schlumberger Ltd.	50,500	849,410
		3,377,150
Oil, Gas & Consumable Fuels - 2.8%
Apache Corp. (b)	657,400	8,598,792
Cheniere Energy, Inc. (a)	152,100	7,101,549
Chevron Corp.	75,129	6,911,868
ConocoPhillips Co.	26,300	1,107,230
Exxon Mobil Corp.	780,424	36,266,303
Hess Corp.	261,500	12,719,360
Kinder Morgan, Inc.	87,400	1,331,102
Marathon Petroleum Corp.	10,700	343,256
Phillips 66 Co.	93,900	6,870,663
Pioneer Natural Resources Co.	3,900	348,309
Valero Energy Corp.	62,500	3,959,375
		85,557,807

TOTAL ENERGY		88,934,957

FINANCIALS - 10.6%
Banks - 3.7%
Bank of America Corp.	1,497,587	36,016,967
Citigroup, Inc.	523,784	25,434,951
Comerica, Inc.	129,900	4,528,314
First Horizon National Corp.	543,400	4,934,072
Huntington Bancshares, Inc.	327,357	3,024,779
KeyCorp	661,900	7,711,135
M&T Bank Corp.	51,500	5,772,120
Signature Bank	41,100	4,405,098
Synovus Financial Corp.	87,500	1,838,375
Truist Financial Corp.	281,183	10,493,750
Wells Fargo & Co.	344,700	10,013,535
		114,173,096
Capital Markets - 2.4%
Bank of New York Mellon Corp.	476,100	17,872,794
BlackRock, Inc. Class A	22,100	11,095,084
Cboe Global Markets, Inc.	112,800	11,210,064
Intercontinental Exchange, Inc.	104,800	9,374,360
Morgan Stanley	340,800	13,437,744
State Street Corp.	63,000	3,971,520
Virtu Financial, Inc. Class A	320,863	7,498,568
		74,460,134
Consumer Finance - 2.5%
Ally Financial, Inc.	387,700	6,354,403
American Express Co.	63,600	5,803,500
Capital One Financial Corp.	712,905	46,167,728
Discover Financial Services	304,800	13,097,256
SLM Corp.	375,800	3,134,172
		74,557,059
Insurance - 2.0%
American International Group, Inc.	246,800	6,276,124
Hartford Financial Services Group, Inc.	271,100	10,299,089
Marsh & McLennan Companies, Inc.	49,600	4,827,568
MetLife, Inc.	153,200	5,527,456
The Travelers Companies, Inc.	193,800	19,614,498
Willis Group Holdings PLC	79,700	14,209,713
		60,754,448

TOTAL FINANCIALS		323,944,737

HEALTH CARE - 15.0%
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (a)	113,400	12,187,098
Amgen, Inc.	158,103	37,821,400
Biogen, Inc. (a)	20,600	6,114,698
Neurocrine Biosciences, Inc. (a)	57,800	5,672,492
Regeneron Pharmaceuticals, Inc. (a)	29,000	15,250,520
Sarepta Therapeutics, Inc. (a)	19,300	2,275,084
Seattle Genetics, Inc. (a)	30,000	4,116,900
Vertex Pharmaceuticals, Inc. (a)	75,000	18,840,000
		102,278,192
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	231,600	21,328,044
Becton, Dickinson & Co.	71,400	18,030,642
Boston Scientific Corp. (a)	496,310	18,601,699
DexCom, Inc. (a)	14,000	4,692,800
Intuitive Surgical, Inc. (a)	32,500	16,603,600
Masimo Corp. (a)	15,000	3,208,650
Stryker Corp.	26,100	4,865,823
		87,331,258
Health Care Providers & Services - 4.0%
AmerisourceBergen Corp.	67,000	6,007,220
Centene Corp. (a)	100,000	6,658,000
Cigna Corp.	115,400	22,593,012
HCA Holdings, Inc.	58,400	6,416,992
Humana, Inc.	72,600	27,720,132
UnitedHealth Group, Inc.	176,500	51,620,955
		121,016,311
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc.	68,800	23,025,984
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	609,600	37,069,776
Eli Lilly & Co.	303,366	46,912,518
Horizon Pharma PLC (a)	277,100	9,986,684
Merck & Co., Inc.	212,200	16,835,948
Zoetis, Inc. Class A	111,000	14,353,410
		125,158,336

TOTAL HEALTH CARE		458,810,081

INDUSTRIALS - 7.6%
Aerospace & Defense - 0.5%
General Dynamics Corp.	59,200	7,732,704
Northrop Grumman Corp.	3,900	1,289,613
Raytheon Technologies Corp.	33,048	2,141,841
Textron, Inc.	36,300	956,868
The Boeing Co.	25,900	3,652,418
		15,773,444
Air Freight & Logistics - 0.7%
FedEx Corp.	161,199	20,435,197
Building Products - 0.1%
Carrier Global Corp. (a)	248,248	4,396,472
Construction & Engineering - 1.1%
AECOM (a)	887,700	32,188,002
Electrical Equipment - 0.9%
Sensata Technologies, Inc. PLC (a)	739,739	26,911,705
Industrial Conglomerates - 0.8%
3M Co.	32,000	4,861,440
General Electric Co.	2,888,635	19,642,718
		24,504,158
Machinery - 1.1%
Allison Transmission Holdings, Inc.	549,000	19,950,660
Caterpillar, Inc.	21,000	2,443,980
Colfax Corp. (a)(b)	266,631	6,876,413
Fortive Corp.	36,200	2,316,800
Otis Worldwide Corp. (a)	44,124	2,246,353
		33,834,206
Professional Services - 0.6%
Nielsen Holdings PLC	1,299,584	19,142,872
Road & Rail - 1.2%
CSX Corp.	74,000	4,901,020
Norfolk Southern Corp.	152,100	26,024,310
Union Pacific Corp.	27,500	4,394,225
		35,319,555
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	591,900	17,567,592

TOTAL INDUSTRIALS		230,073,203

INFORMATION TECHNOLOGY - 24.3%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (a)	200,100	2,203,101
Electronic Equipment & Components - 1.1%
Avnet, Inc.	17,200	516,344
Jabil, Inc.	1,110,257	31,575,709
SYNNEX Corp.	6,000	525,360
		32,617,413
IT Services - 4.7%
Alliance Data Systems Corp.	5,400	270,378
DXC Technology Co.	130,200	2,360,526
Euronet Worldwide, Inc. (a)	14,900	1,367,224
Fidelity National Information Services, Inc.	244,358	32,228,377
Genpact Ltd.	370,100	12,742,543
Global Payments, Inc.	71,700	11,903,634
GoDaddy, Inc. (a)	235,305	16,337,226
IBM Corp.	10,200	1,280,712
MasterCard, Inc. Class A	97,000	26,672,090
MongoDB, Inc. Class A (a)(b)	14,500	2,350,885
PayPal Holdings, Inc. (a)	161,500	19,864,500
Sabre Corp.	30,400	221,008
Square, Inc. (a)	40,900	2,664,226
Twilio, Inc. Class A (a)	105,300	11,825,190
WEX, Inc. (a)	5,000	661,600
		142,750,119
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	69,800	3,656,822
Applied Materials, Inc.	156,500	7,774,920
Lam Research Corp.	14,130	3,607,106
Marvell Technology Group Ltd.	621,600	16,621,584
Micron Technology, Inc. (a)	488,830	23,410,069
NVIDIA Corp.	81,680	23,873,430
ON Semiconductor Corp. (a)	305,968	4,909,257
Qualcomm, Inc.	119,004	9,362,045
Skyworks Solutions, Inc.	13,350	1,386,798
Xilinx, Inc.	12,800	1,118,720
		95,720,751
Software - 10.0%
Adobe, Inc. (a)	49,900	17,646,636
Autodesk, Inc. (a)	43,035	8,053,140
Citrix Systems, Inc.	26,554	3,850,596
Elastic NV (a)	130,400	8,363,856
HubSpot, Inc. (a)	4,500	758,835
Microsoft Corp.	964,400	172,830,124
Nortonlifelock, Inc.	421,800	8,971,686
Nuance Communications, Inc. (a)	113,301	2,288,680
Nutanix, Inc. Class A (a)	12,000	245,880
Oracle Corp.	405,600	21,484,632
Palo Alto Networks, Inc. (a)	15,200	2,986,952
Parametric Technology Corp. (a)	42,000	2,908,500
RealPage, Inc. (a)	37,900	2,444,171
RingCentral, Inc. (a)	13,200	3,016,596
Salesforce.com, Inc. (a)	155,963	25,258,208
Splunk, Inc. (a)	17,400	2,442,264
SS&C Technologies Holdings, Inc.	85,900	4,738,244
Workday, Inc. Class A (a)	37,300	5,740,470
Zendesk, Inc. (a)	163,100	12,539,128
		306,568,598
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	516,959	151,882,554
HP, Inc.	305,100	4,732,101
Pure Storage, Inc. Class A (a)	23,300	335,520
Western Digital Corp.	106,400	4,902,912
Xerox Holdings Corp.	19,700	360,313
		162,213,400

TOTAL INFORMATION TECHNOLOGY		742,073,382

MATERIALS - 2.6%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	35,177	7,935,228
Albemarle Corp. U.S. (b)	29,800	1,830,614
DuPont de Nemours, Inc.	109,074	5,128,659
Ecolab, Inc.	32,617	6,311,390
FMC Corp.	42,648	3,919,351
Linde PLC	61,386	11,294,410
Sherwin-Williams Co.	6,785	3,639,270
		40,058,922
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	18,039	3,431,559
Vulcan Materials Co.	54,900	6,202,053
		9,633,612
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	93,500	6,022,335
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	964,834	8,519,484
Newmont Corp.	158,700	9,439,476
Reliance Steel & Aluminum Co.	26,969	2,415,883
Royal Gold, Inc.	15,100	1,850,203
		22,225,046

TOTAL MATERIALS		77,939,915

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Alexandria Real Estate Equities, Inc.	41,600	6,534,944
American Homes 4 Rent Class A	318,700	7,693,418
American Tower Corp.	74,000	17,612,000
Corporate Office Properties Trust (SBI)	196,500	5,191,530
Digital Realty Trust, Inc.	83,800	12,527,262
Equinix, Inc.	16,400	11,073,280
Equity Lifestyle Properties, Inc.	98,600	5,946,566
Prologis, Inc.	210,200	18,756,146
Public Storage	6,900	1,279,605
VICI Properties, Inc.	338,600	5,898,412
Welltower, Inc.	2,695	138,065
Weyerhaeuser Co.	394,700	8,632,089
		101,283,317
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.	48,400	5,110,072

TOTAL REAL ESTATE		106,393,389

UTILITIES - 3.1%
Electric Utilities - 2.1%
Edison International	155,400	9,123,534
Entergy Corp.	53,600	5,119,336
Evergy, Inc.	86,200	5,036,666
Exelon Corp.	304,800	11,301,984
FirstEnergy Corp.	142,600	5,885,102
NextEra Energy, Inc.	65,135	15,054,001
NRG Energy, Inc.	46,200	1,549,086
PG&E Corp. (a)	63,000	670,320
Southern Co.	168,500	9,559,005
		63,299,034
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	75,900	1,005,675
Vistra Energy Corp.	151,000	2,950,540
		3,956,215
Multi-Utilities - 0.9%
Dominion Energy, Inc.	251,214	19,376,136
Sempra Energy	74,044	9,170,349
		28,546,485

TOTAL UTILITIES		95,801,734

TOTAL COMMON STOCKS
(Cost $2,132,579,402)		2,962,364,530

Money Market Funds - 3.7%
Fidelity Cash Central Fund 0.16% (c)	96,422,331	96,451,258
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	15,696,942	15,698,511
TOTAL MONEY MARKET FUNDS
(Cost $112,142,559)		112,149,769
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $2,244,721,961)		3,074,514,299
NET OTHER ASSETS (LIABILITIES) - (0.8)%(e)		(24,642,935)
NET ASSETS - 100%		$3,049,871,364

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	187	June 2020	$27,137,440	$1,413,397	$1,413,397

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $2,244,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$130,292
Fidelity Securities Lending Cash Central Fund	8,626
Total	$138,918

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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